LEASE (Other information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
LEASE
Operating cash flows from operating leases	¥ 23,805	$ 3,736
ROU assets obtained in exchange for operating lease liabilities	¥ 115,657	$ 18,149
Weighted-average remaining lease term (in years)	6 years	6 years
Weighted-average discount rate	5.74%	5.74%